Intangible assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Software | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 63,067,000
Ending balance	81,031,000	$ 63,067,000
Software internally developed | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	28,082,000
Ending balance	24,061,000	28,082,000
Business solutions | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	18,456,000
Ending balance	14,304,000	18,456,000
Business solutions | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	383,834,000
Ending balance	404,788,000	383,834,000
Client relationships and backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	225,136,000
Ending balance	363,822,000	225,136,000
Beginning balance	718,575,000
Impairment	6,716,000	11,574,000
Ending balance	888,006,000	718,575,000
Cost | Software | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	256,178,000	228,673,000
Additions	69,939,000	50,534,000
Business acquisitions	731,000	69,000
Disposals/retirements	(62,037,000)	(26,301,000)
Foreign currency translation adjustment	7,336,000	3,203,000
Ending balance	272,147,000	256,178,000
Cost | Software internally developed | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	113,070,000	110,225,000
Additions	7,356,000	7,720,000
Business acquisitions	16,000	0
Disposals/retirements	(5,829,000)	(5,806,000)
Foreign currency translation adjustment	1,362,000	931,000
Ending balance	115,975,000	113,070,000
Cost | Business solutions | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	81,776,000	90,139,000
Additions	0	0
Business acquisitions	0	0
Disposals/retirements	(5,296,000)	(9,672,000)
Foreign currency translation adjustment	2,762,000	1,309,000
Ending balance	79,242,000	81,776,000
Cost | Business solutions | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	928,297,000	841,740,000
Additions	94,334,000	100,810,000
Business acquisitions	0	0
Disposals/retirements	(7,837,000)	(20,221,000)
Foreign currency translation adjustment	34,576,000	5,968,000
Ending balance	1,049,370,000	928,297,000
Cost | Client relationships and backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,412,161,000	1,248,069,000
Additions	0	0
Business acquisitions	202,954,000	124,330,000
Disposals/retirements	0	0
Foreign currency translation adjustment	79,093,000	39,762,000
Ending balance	1,694,208,000	1,412,161,000
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,791,482,000	2,518,846,000
Additions	171,629,000	159,064,000
Business acquisitions	203,701,000	124,399,000
Disposals/retirements	(80,999,000)	(62,000,000)
Foreign currency translation adjustment	125,129,000	51,173,000
Ending balance	3,210,942,000	2,791,482,000
Accumulated amortization and impairment | Software | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(193,111,000)	(175,238,000)
Disposals/retirements	62,037,000	26,301,000
Foreign currency translation adjustment	(4,463,000)	(2,647,000)
Amortization expense	55,579,000	40,088,000
Impairment	0	1,439,000
Ending balance	(191,116,000)	(193,111,000)
Accumulated amortization and impairment | Software internally developed | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(84,988,000)	(75,187,000)
Disposals/retirements	5,829,000	5,806,000
Foreign currency translation adjustment	(1,045,000)	(666,000)
Amortization expense	11,710,000	14,810,000
Impairment	0	131,000
Ending balance	(91,914,000)	(84,988,000)
Accumulated amortization and impairment | Business solutions | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(63,320,000)	(67,954,000)
Disposals/retirements	5,296,000	9,672,000
Foreign currency translation adjustment	(2,607,000)	(1,200,000)
Amortization expense	3,137,000	3,838,000
Impairment	1,170,000	0
Ending balance	(64,938,000)	(63,320,000)
Accumulated amortization and impairment | Business solutions | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(544,463,000)	(474,462,000)
Disposals/retirements	7,837,000	20,221,000
Foreign currency translation adjustment	(18,954,000)	(2,517,000)
Amortization expense	83,228,000	77,701,000
Impairment	5,774,000	10,004,000
Ending balance	(644,582,000)	(544,463,000)
Accumulated amortization and impairment | Client relationships and backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,187,025,000)	(1,102,902,000)
Disposals/retirements	0	0
Foreign currency translation adjustment	(65,376,000)	(34,819,000)
Amortization expense	77,985,000	49,304,000
Impairment	0	0
Ending balance	(1,330,386,000)	(1,187,025,000)
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,072,907,000)	(1,895,743,000)
Disposals/retirements	80,999,000	62,000,000
Foreign currency translation adjustment	(92,445,000)	(41,849,000)
Amortization expense	231,639,000	185,741,000
Impairment	6,944,000	11,574,000
Ending balance	$ (2,322,936,000)	$ (2,072,907,000)